Other Litigation, Claims, and Legal Contingencies (Details) - EUR (€) € in Millions	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Fines In Regulatory Compliance Matters
Intellectual property-related litigation and claims
Provisions			€ 155
Final Settlement Agreements
Intellectual property-related litigation and claims
Payment for anti-bribery law		€ 207
Non-income taxes
Intellectual property-related litigation and claims
Potential amount	€ 274		€ 416